UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                		     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Second Curve Capital, LLC
Address:  	405 Lexington Ave

	52nd Floor
          	New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  February 12, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:17
Form 13F Information Table Value Total:  $852,742

						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
BANKATLANTIC BANCORP INC-CL A	COM	065908501	 2,969 	46148	SH		SOLE		46148
CAPITAL ONE FINANCIAL CORP	COM	14040H105 73,781 	1271200	SH		SOLE		1271200
COMPUCREDIT CORP		COM	20478N100 196,065 	4925010	SH		SOLE		4925010
ENCORE CAPITAL GROUP INC	COM	292554102	 49,347 	3916400	SH		SOLE		3916400
FIRST ACCEPTANCE CORP		COM	318457108	 23,886 	2228200	SH		SOLE		2228200
FIRST MARBLEHEAD CORP		COM	320771108	 193,835 	3546849	SH		SOLE		3546849
HIGHBURY FINANCIAL INC	COM	42982Y109 2,332 	400000	SH		SOLE		400000
IRWIN FINANCIAL CORP		COM	464119106	 1,245 	55000	SH		SOLE		55000
MONTPELIER RE HLDGS LTD	COM	G62185106 83,047 	4462500	SH		SOLE		4462500
MRU HOLDINGS INC		COM	55348A102 259 	41500	SH		SOLE		41500
NETBANK INC			COM	640933107	 10,682 	2302090	SH		SOLE		2302090
PORTFOLIO RECOVERY ASSOCIATESCOM	73640Q105 42,154 	902849	SH		SOLE		902849
PRIMUS GUARANTY LTD		COM	G72457107 28,867 	2499300	SH		SOLE		2499300
RENAISSANCERE HOLDINGS LTD	COM	G7496G103 131,820 	2197000	SH		SOLE		2197000
SUN AMERICAN BANCORP 		COM	86664A103 6,525 	1250000	SH		SOLE		1250000
TENNESSEE COMMERCE BANCORP INCCOM	88043P108	 4,938 	158031	SH		SOLE		158031
WTS HIGHBURY FINANCIAL INC	WTS	42982Y117 990 	600000	SH		SOLE		600000



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